RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE – 12 RELATED PARTY BALANCES AND TRANSACTIONS

The related parties of the Company with whom transactions are reported in these consolidated financial statements are as follows:

Name of Individual	Relationship with the Company
Claire Luk	Director of the Company

		As of March 31,
Name of related party	Nature of balance	2024	2025	2025
		HKD	HKD	USD

Claire Luk	Due to director	$1,269,266	$-	$-

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.